Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Defined benefit pension plans [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 17,703	$ 16,024
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Asset allocation of defined benefit pension plans, Quoted in active market	37.00%	36.00%
Defined benefit pension plans [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 1,879	$ 1,493
Asset allocation of defined benefit pension plans, Percentage of total plan assets	11.00%	9.00%
Defined benefit pension plans [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 4,202	$ 3,859
Asset allocation of defined benefit pension plans, Percentage of total plan assets	24.00%	24.00%
Defined benefit pension plans [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,941	$ 3,631
Asset allocation of defined benefit pension plans, Percentage of total plan assets	22.00%	23.00%
Defined benefit pension plans [member] | Debt securities [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,766	$ 3,259
Asset allocation of defined benefit pension plans, Percentage of total plan assets	21.00%	20.00%
Defined benefit pension plans [member] | Debt securities [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 71	$ 81
Asset allocation of defined benefit pension plans, Percentage of total plan assets		1.00%
Defined benefit pension plans [member] | Debt securities [member] | Corporate And Other Bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,844	$ 3,701
Asset allocation of defined benefit pension plans, Percentage of total plan assets	22.00%	23.00%
Level 1 [member] | Equity securities [member] | Canada [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%
Level 1 [member] | Equity securities [member] | Foreign countries [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%
Level 1 [member] | Defined benefit pension plans [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market		100.00%
Level 1 [member] | Defined benefit pension plans [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market		100.00%
Level 1 [member] | Defined benefit pension plans [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	12.00%	13.00%